7. Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2017	Apr. 01, 2017	Feb. 24, 2017	Dec. 02, 2016	Oct. 03, 2016	Apr. 15, 2016	Apr. 07, 2016	Apr. 04, 2016	Apr. 01, 2016	Feb. 15, 2016	Dec. 31, 2015	Sep. 28, 2015
Unsecured Debt [Member]
Debt face amount														$ 150,000
Proceeds from note payable	$ 150,000
Debt maturity date	Jul. 31, 2017
Debt interest rate														10.00%
Interest expense	$ 11,250
Accrued interest	15,154	$ 11,404
Photographs securing note	240,000
Default Interest Rate														0.25
Secured Promissory Note Five [Member]
Debt face amount			$ 10,000
SecuredPromissoryNoteThreeMember
Debt face amount											$ 75,000
Debt interest rate											6.00%
Accrued interest				$ 7,858							$ 3,358
Secured Promissory Note Four [Member]
Debt face amount					$ 25,000
RelatedPartyAdvancesThreeMember
Debt face amount									$ 75,000
Secured Promissory Note [Member]
Debt face amount		$ 120,000
Proceeds from note payable	$ 120,000
Debt maturity date	Dec. 31, 2017
Debt interest rate		10.00%											10.00%
Accrued interest	$ 34,412	$ 12,665
Photographs securing note	200,000
Payments Made	20,000
Outstanding Balnce of Related Party Advance	162,500	182,500
Secured Promissory Note Two [Member]
Debt face amount												$ 62,500
Proceeds from note payable	$ 62,500
Debt maturity date	Dec. 31, 2017
Debt interest rate												10.00%
Remaining Proceeds Reveived Date	Apr. 05, 2016
Remaining Proceeds Received	$ 40,000
Related Party Advances [Member]
Proceeds from note payable	75,000
Interest expense	0	0
Payments Made	80,000
Advance from Related Party original discount	25,000
Discount Amortized	25,000	11,835
Net of Unamortized Discount	0	13,165
Gauranteed Total of Repayment	100,000
Outstanding Balnce of Related Party Advance	20,000	100,000
SecuredDebtFourMember
Proceeds from note payable	10,000
Interest expense	2,000
Payments Made	27,000
Outstanding Balnce of Related Party Advance	10,000
SecuredDebtFiveMember
Proceeds from note payable	10,000
Outstanding Balnce of Related Party Advance	$ 10,000
Secured Promissory Note Three [Member]
Debt maturity date	Dec. 31, 2017
Interest expense	$ 7,858	$ 3,358
Sean Goodchild 3 [Member]
Debt interest rate						6.00%
Sean Goodchild 2 [Member]
Debt interest rate							6.00%
Sean Goodchild [Member]
Debt interest rate								6.00%
Premier Collectibles [Member]
Debt interest rate										8.00%